Quarterly Holdings Report
for
Fidelity® Total Emerging Markets Fund
July 31, 2022
TEK-NPRT3-0922
1.931233.110
Common Stocks - 63.6%
	Shares	Value ($)
Belgium - 0.2%
Titan Cement International Trading SA	51,700	590,751
Bermuda - 0.9%
China Gas Holdings Ltd.	369,744	568,989
Credicorp Ltd. (United States)	7,379	954,843
Huanxi Media Group Ltd. (a)	1,866,596	299,610
Kerry Properties Ltd.	106,500	256,146
Kunlun Energy Co. Ltd.	634,040	466,853
Pacific Basin Shipping Ltd.	581,000	276,811
Shangri-La Asia Ltd. (a)	170,000	138,817
TOTAL BERMUDA		2,962,069
Brazil - 2.7%
Arezzo Industria e Comercio SA	17,674	270,365
Atacadao SA	347,700	1,251,938
Dexco SA	240,230	452,686
ENGIE Brasil Energia SA	44,800	383,745
Equatorial Energia SA	144,700	693,842
Localiza Rent A Car SA	110,140	1,226,332
LOG Commercial Properties e Participacoes SA	49,300	199,331
Lojas Renner SA	86,344	422,033
Natura & Co. Holding SA (a)	82,718	249,076
Rede D'Oregon Sao Luiz SA (b)	72,602	454,490
Rumo SA	221,600	751,215
Suzano Papel e Celulose SA	67,100	626,246
Transmissora Alianca de Energia Eletrica SA unit	56,700	443,378
Vale SA sponsored ADR	104,468	1,406,139
TOTAL BRAZIL		8,830,816
British Virgin Islands - 0.0%
Fix Price Group Ltd. GDR (Reg. S) (c)	68,238	25,202
Canada - 0.5%
Barrick Gold Corp.	103,900	1,635,386
Cayman Islands - 14.9%
Akeso, Inc. (a)(b)(d)	45,665	122,163
Alibaba Group Holding Ltd. (a)	542,653	6,101,302
Alibaba Group Holding Ltd. sponsored ADR (a)	4,386	391,977
Angelalign Technology, Inc. (b)(d)	8,035	145,246
Ant International Co. Ltd. Class C (a)(c)(e)	424,550	802,400
Antengene Corp. (a)(b)	144,141	95,300
Archosaur Games, Inc. (b)	22,936	14,229
Baidu, Inc. sponsored ADR (a)	2,808	383,489
BeiGene Ltd. ADR (a)	319	53,618
Bilibili, Inc. ADR (a)	54,702	1,336,917
BizLink Holding, Inc.	26,000	279,525
Chailease Holding Co. Ltd.	240,144	1,702,334
China Resources Land Ltd.	78,510	327,546
CIFI Holdings Group Co. Ltd.	367,939	99,837
CK Asset Holdings Ltd.	16,000	113,021
Daqo New Energy Corp. ADR (a)	863	55,836
ENN Energy Holdings Ltd.	60,400	984,109
ESR Cayman Ltd. (a)(b)	64,400	166,950
GDS Holdings Ltd.:
ADR (a)(d)	5,500	152,240
Class A (a)	5,792	19,839
GlobalFoundries, Inc.	2,625	135,135
Greentown China Holdings Ltd.	81,500	160,926
Haitian International Holdings Ltd.	173,000	415,205
Hansoh Pharmaceutical Group Co. Ltd. (b)	187,036	364,546
Innovent Biologics, Inc. (a)(b)	75,194	313,711
Jacobio Pharmaceuticals Group Co. Ltd. (a)(b)	164,568	90,566
JD Health International, Inc. (a)(b)	21,995	166,716
JD.com, Inc.:
Class A	61,939	1,847,798
sponsored ADR	13,377	795,932
KE Holdings, Inc. ADR (a)	10,500	148,155
Kuaishou Technology Class B (a)(b)	38,404	386,491
KWG Group Holdings Ltd.	44,000	8,912
Li Ning Co. Ltd.	224,515	1,819,024
Longfor Properties Co. Ltd. (b)	65,500	218,614
Medlive Technology Co. Ltd. (b)	96,320	122,457
Meituan Class B (a)(b)	179,223	4,020,573
NetEase, Inc. ADR	14,144	1,315,109
PagSeguro Digital Ltd. (a)	111,511	1,209,894
Parade Technologies Ltd.	6,968	261,556
Pinduoduo, Inc. ADR (a)	51,457	2,521,908
Sea Ltd. ADR (a)	35,971	2,745,307
Silergy Corp.	27,716	517,012
SITC International Holdings Co. Ltd.	100,000	339,495
StoneCo Ltd. Class A (a)	46,576	446,198
Sunny Optical Technology Group Co. Ltd.	16,411	221,813
Tencent Holdings Ltd.	214,377	8,285,416
Tencent Music Entertainment Group ADR (a)	19,730	83,063
Tongdao Liepin Group (a)	74,063	95,292
Trip.com Group Ltd. ADR (a)	43,706	1,126,741
Uni-President China Holdings Ltd.	326,600	298,312
Wuxi Biologics (Cayman), Inc. (a)(b)	160,812	1,539,311
Xiaomi Corp. Class B (a)(b)	33,686	52,954
Xinyi Solar Holdings Ltd.	196,443	333,832
XP, Inc. Class A (a)	67,835	1,431,319
XPeng, Inc. ADR (a)	45,396	1,109,024
Zai Lab Ltd. (a)	95,934	391,685
Zai Lab Ltd. ADR (a)	692	28,047
TOTAL CAYMAN ISLANDS		48,715,927
Chile - 0.9%
Banco de Chile	9,801,800	930,034
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	20,221	1,989,140
TOTAL CHILE		2,919,174
China - 5.8%
Asymchem Laboratories Tianjin Co. Ltd. (H Shares) (b)	6,172	84,286
Bafang Electric Suzhou Co. Ltd. (A Shares)	12,145	315,565
Beijing Enlight Media Co. Ltd. (A Shares)	173,300	215,010
BYD Co. Ltd. (H Shares)	13,500	493,911
C&S Paper Co. Ltd. (A Shares)	332,500	552,672
China Communications Services Corp. Ltd. (H Shares)	764,000	311,443
China Construction Bank Corp. (H Shares)	4,977,000	3,178,366
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	36,600	74,397
China Petroleum & Chemical Corp. (H Shares)	2,260,000	1,065,492
China Tower Corp. Ltd. (H Shares) (b)	1,367,520	175,951
Contemporary Amperex Technology Co. Ltd.	1,956	148,467
Daqin Railway Co. Ltd. (A Shares)	652,000	585,200
Flat Glass Group Co. Ltd. (a)(d)	51,049	185,339
Gemdale Corp. (A Shares)	34,058	59,199
Haier Smart Home Co. Ltd.	238,200	762,362
Haier Smart Home Co. Ltd. (A Shares)	12,560	46,232
Hangzhou First Applied Material Co. Ltd. (A Shares)	9,366	97,179
Hongfa Technology Co. Ltd. (A Shares)	84,106	512,790
LONGi Green Energy Technology Co. Ltd.	17,146	156,934
Pharmaron Beijing Co. Ltd. (H Shares) (b)	28,754	234,247
Ping An Insurance Group Co. of China Ltd. (H Shares)	433,000	2,544,758
Poly Developments & Holdings (A Shares)	25,300	62,512
Proya Cosmetics Co. Ltd. (A Shares)	77,840	2,035,382
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	17,929	770,952
Sinopec Engineering Group Co. Ltd. (H Shares)	506,000	217,228
Sinopharm Group Co. Ltd. (H Shares)	131,061	300,526
TravelSky Technology Ltd. (H Shares)	231,000	383,141
Tsingtao Brewery Co. Ltd. (H Shares)	202,000	1,972,420
Venus MedTech Hangzhou, Inc. (H Shares) (a)(b)	54,918	98,644
Will Semiconductor Ltd.	5,670	88,691
WuXi AppTec Co. Ltd. (H Shares) (b)	26,729	323,476
Yunnan Botanee Bio-Technology Group Co., Ltd. (A Shares)	7,374	212,369
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	145,800	625,926
TOTAL CHINA		18,891,067
Cyprus - 0.0%
TCS Group Holding PLC GDR (a)(c)	56,395	70,750
Germany - 0.5%
Delivery Hero AG (a)(b)	31,061	1,498,581
Greece - 0.4%
Alpha Bank SA (a)	1,241,400	1,097,489
Piraeus Financial Holdings SA (a)	300,300	271,871
TOTAL GREECE		1,369,360
Hong Kong - 1.1%
AIA Group Ltd.	105,200	1,056,908
China Merchants Holdings International Co. Ltd.	203,924	328,880
China Overseas Land and Investment Ltd.	110,540	304,869
China Resources Beer Holdings Co. Ltd.	210,666	1,454,553
Guangdong Investment Ltd.	378,000	368,374
Sino-Ocean Group Holding Ltd.	569,000	92,056
TOTAL HONG KONG		3,605,640
Hungary - 0.1%
Richter Gedeon PLC	17,860	364,489
India - 9.8%
Adani Ports & Special Economic Zone Ltd.	99,666	962,256
Apollo Hospitals Enterprise Ltd.	10,783	574,853
Bajaj Finance Ltd.	18,264	1,669,731
Bandhan Bank Ltd. (b)	429,300	1,502,205
Bharat Electronics Ltd.	204,700	711,271
CE Info Systems Ltd.	7,322	122,127
Delhivery Private Ltd.	21,682	174,376
Divi's Laboratories Ltd.	6,855	332,159
Embassy Office Parks (REIT)	22,100	101,486
HDFC Bank Ltd.	253,896	4,631,169
HDFC Standard Life Insurance Co. Ltd. (b)	153,900	1,080,508
Indraprastha Gas Ltd.	103,293	452,206
Indus Towers Ltd.	19,200	54,025
Infosys Ltd.	33,274	651,972
Infosys Ltd. sponsored ADR	145,495	2,835,698
ITC Ltd.	287,813	1,102,489
JK Cement Ltd.	42,074	1,332,973
Larsen & Toubro Ltd.	53,669	1,228,638
Mahanagar Gas Ltd.	30,439	289,670
Manappuram General Finance & Leasing Ltd.	443,251	551,691
Maruti Suzuki India Ltd.	7,532	837,208
NTPC Ltd.	405,384	783,116
Oberoi Realty Ltd.	15,770	181,705
Oil & Natural Gas Corp. Ltd.	401,500	680,811
Petronet LNG Ltd.	105,206	292,477
Power Grid Corp. of India Ltd.	395,610	1,070,125
Reliance Industries Ltd.	128,213	4,073,117
Shree Cement Ltd.	3,351	868,767
Sun Pharmaceutical Industries Ltd.	14,450	172,153
Tata Motors Ltd. (a)	94,274	537,290
Tata Steel Ltd.	1,099,000	1,494,121
Torrent Pharmaceuticals Ltd.	13,688	264,419
Vijaya Diagnostic Centre Pvt Ltd.	16,116	69,598
Voltas Ltd.	26,699	339,388
TOTAL INDIA		32,025,798
Indonesia - 1.3%
PT Astra International Tbk	563,700	240,755
PT Bank Central Asia Tbk	3,358,500	1,670,048
PT Bank Rakyat Indonesia (Persero) Tbk	6,061,279	1,789,246
PT Dayamitra Telekomunikasi Tbk	851,700	41,929
PT United Tractors Tbk	161,900	353,818
TOTAL INDONESIA		4,095,796
Japan - 0.5%
Capcom Co. Ltd.	5,547	154,193
JTOWER, Inc. (a)	2,399	119,247
Money Forward, Inc. (a)	4,760	123,414
Renesas Electronics Corp. (a)	29,222	278,335
Sumco Corp.	12,497	174,867
Z Holdings Corp.	240,908	851,426
TOTAL JAPAN		1,701,482
Korea (South) - 8.1%
AMOREPACIFIC Group, Inc.	12,959	367,387
Coway Co. Ltd.	10,860	533,734
Hana Financial Group, Inc.	48,410	1,382,069
Hanon Systems	36,400	297,659
Hyundai Fire & Marine Insurance Co. Ltd.	18,260	459,538
Kakao Corp.	16,957	975,540
Kakao Pay Corp. (a)	3,068	148,316
KB Financial Group, Inc.	59,578	2,207,528
Kia Corp.	17,789	1,109,555
Korea Zinc Co. Ltd.	1,129	413,506
L&F Co. Ltd. (a)	300	52,888
LG Chemical Ltd.	1,263	586,047
LG Corp.	8,870	551,556
LG Electronics, Inc.	2,810	204,201
LG Innotek Co. Ltd.	273	76,257
NAVER Corp.	3,351	667,830
NCSOFT Corp.	1,206	345,174
Netmarble Corp. (b)	1,324	73,358
POSCO	10,082	1,875,847
S-Oil Corp.	7,290	517,653
Samsung Biologics Co. Ltd. (a)(b)	1,573	1,043,803
Samsung Electronics Co. Ltd.	186,411	8,790,773
Samsung SDI Co. Ltd.	2,218	971,272
SK Hynix, Inc.	36,932	2,781,494
Studio Dragon Corp. (a)	2,126	124,799
TOTAL KOREA (SOUTH)		26,557,784
Luxembourg - 0.3%
Adecoagro SA	5,500	45,100
Globant SA (a)	1,409	280,729
Tenaris SA sponsored ADR	21,800	611,708
TOTAL LUXEMBOURG		937,537
Mauritius - 0.0%
Jumo World Ltd. (c)	30	133,143
Mexico - 2.0%
CEMEX S.A.B. de CV sponsored ADR (a)	458,100	1,836,981
Corporacion Inmobiliaria Vesta S.A.B. de CV	153,955	303,220
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	54,600	740,303
Grupo Aeroportuario del Sureste S.A.B. de CV Series B sponsored ADR	200	37,562
Grupo Aeroportuario Norte S.A.B. de CV	38,700	235,725
Grupo Financiero Banorte S.A.B. de CV Series O	446,621	2,541,197
Wal-Mart de Mexico SA de CV Series V	186,300	674,813
TOTAL MEXICO		6,369,801
Netherlands - 0.2%
ASML Holding NV (Netherlands)	231	132,769
CTP BV (b)	11,272	144,468
NXP Semiconductors NV	791	145,449
X5 Retail Group NV GDR (Reg. S) (c)	77,500	16,181
Yandex NV Series A (a)(c)	94,069	322,642
TOTAL NETHERLANDS		761,509
Panama - 0.1%
Copa Holdings SA Class A (a)	4,611	309,951
Philippines - 0.2%
Ayala Land, Inc.	396,300	181,121
SM Investments Corp.	24,000	336,547
TOTAL PHILIPPINES		517,668
Poland - 0.1%
CD Projekt RED SA (d)	13,204	258,612
Russia - 0.0%
Gazprom OAO sponsored ADR (Reg. S) (c)	155,600	35,545
LSR Group OJSC (a)(c)	755	1,133
LUKOIL PJSC sponsored ADR (c)	35,200	9,958
Novatek PJSC GDR (Reg. S) (c)	9,100	2,325
Sberbank of Russia (a)(c)	30	0
Sberbank of Russia sponsored ADR (a)(c)	324,104	5,769
Severstal PAO GDR (Reg. S) (c)	83,700	1,976
TOTAL RUSSIA		56,706
Saudi Arabia - 2.3%
Al Rajhi Bank	88,714	2,116,287
Alinma Bank	121,500	1,230,851
Saudi Arabian Oil Co. (b)	100,570	1,063,000
Saudi Tadawul Group Holding Co.	14,800	870,820
The Saudi National Bank	111,400	2,079,111
TOTAL SAUDI ARABIA		7,360,069
Singapore - 0.4%
First Resources Ltd.	456,100	456,641
United Overseas Bank Ltd.	36,500	728,224
TOTAL SINGAPORE		1,184,865
South Africa - 1.9%
Capitec Bank Holdings Ltd.	9,050	1,084,709
FirstRand Ltd.	353,107	1,392,669
Impala Platinum Holdings Ltd.	176,000	1,951,403
Naspers Ltd. Class N	3,900	551,017
Pick 'n Pay Stores Ltd.	358,000	1,187,302
TOTAL SOUTH AFRICA		6,167,100
Taiwan - 6.2%
ECLAT Textile Co. Ltd.	24,000	327,081
eMemory Technology, Inc.	5,049	200,063
GlobalWafers Co. Ltd.	9,854	148,790
MediaTek, Inc.	62,523	1,435,883
Taiwan Semiconductor Manufacturing Co. Ltd.	962,116	16,446,585
Unified-President Enterprises Corp.	364,000	854,138
Unimicron Technology Corp.	60,811	323,361
United Microelectronics Corp.	112,087	150,299
Wiwynn Corp.	12,211	301,082
TOTAL TAIWAN		20,187,282
Thailand - 0.2%
Land & House PCL (For. Reg.)	447,800	104,300
PTT Global Chemical PCL (For. Reg.)	476,400	580,963
TOTAL THAILAND		685,263
Turkey - 0.2%
Bim Birlesik Magazalar A/S JSC	96,000	493,489
United Kingdom - 0.4%
Helios Towers PLC (a)	97,600	171,511
Prudential PLC	88,335	1,089,558
TOTAL UNITED KINGDOM		1,261,069
United States of America - 1.4%
Airbnb, Inc. Class A (a)	1,200	133,176
Dlocal Ltd. (a)	14,727	409,116
FirstCash Holdings, Inc.	22,301	1,633,771
Legend Biotech Corp. ADR (a)	3,581	169,166
Li Auto, Inc. ADR (a)	50,341	1,653,198
Marvell Technology, Inc.	3,337	185,804
NVIDIA Corp.	966	175,455
Snap, Inc. Class A (a)	32,258	318,709
TOTAL UNITED STATES OF AMERICA		4,678,395
TOTAL COMMON STOCKS (Cost $195,412,063)		207,222,531

Preferred Stocks - 1.8%
	Shares	Value ($)
Convertible Preferred Stocks - 0.3%
Cayman Islands - 0.1%
Creditas Financial Solutions Ltd. Series F (c)(e)	1,073	342,405
China - 0.0%
dMed Biopharmaceutical Co. Ltd. Series C (a)(c)(e)	11,962	107,299
India - 0.2%
Meesho Series F (c)(e)	7,108	484,268
TOTAL CONVERTIBLE PREFERRED STOCKS		933,972
Nonconvertible Preferred Stocks - 1.5%
Brazil - 1.3%
Ambev SA sponsored ADR	553,300	1,560,306
Companhia de Transmissao de Energia Eletrica Paulista (PN)	42,900	188,959
Metalurgica Gerdau SA (PN)	493,970	976,655
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	62,006	814,139
sponsored ADR	45,200	645,456
		4,185,515
Korea (South) - 0.2%
Hyundai Motor Co. Series 2	8,594	622,766
United States of America - 0.0%
Gupshup, Inc. (a)(c)(e)	8,409	155,314
TOTAL NONCONVERTIBLE PREFERRED STOCKS		4,963,595
TOTAL PREFERRED STOCKS (Cost $4,800,600)		5,897,567

Nonconvertible Bonds - 14.2%
	Principal Amount (f)	Value ($)
Azerbaijan - 0.3%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)	595,000	629,543
State Oil Co. of Azerbaijan Republic 6.95% 3/18/30 (Reg. S)	350,000	341,121
TOTAL AZERBAIJAN		970,664
Bahrain - 0.6%
The Oil and Gas Holding Co.:
7.5% 10/25/27 (b)	1,580,000	1,576,037
7.625% 11/7/24 (b)	400,000	403,700
TOTAL BAHRAIN		1,979,737
Bailiwick of Jersey - 0.3%
Galaxy Pipeline Assets BidCo Ltd.:
2.16% 3/31/34 (b)	432,387	377,798
2.625% 3/31/36 (b)	570,000	477,375
TOTAL BAILIWICK OF JERSEY		855,173
Bermuda - 0.6%
GeoPark Ltd. 5.5% 1/17/27 (b)	700,000	597,319
Investment Energy Resources Ltd. 6.25% 4/26/29 (b)	510,000	467,064
Qtel International Finance Ltd. 2.625% 4/8/31 (b)	495,000	447,975
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (b)	550,000	400,125
TOTAL BERMUDA		1,912,483
Brazil - 0.1%
Natura Cosmeticos SA 4.125% 5/3/28 (b)	435,000	365,944
British Virgin Islands - 0.1%
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (b)	395,000	334,219
Canada - 0.1%
Gcm Mining Corp. 6.875% 8/9/26 (b)	400,000	298,000
Cayman Islands - 1.0%
DP World Crescent Ltd.:
3.875% 7/18/29 (Reg. S)	700,000	670,460
4.848% 9/26/28 (b)	400,000	403,575
Lamar Funding Ltd. 3.958% 5/7/25 (b)	430,000	411,537
Meituan 2.125% 10/28/25 (b)	640,000	573,440
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)	400,000	359,950
Sable International Finance Ltd. 5.75% 9/7/27 (b)	600,000	529,500
Termocandelaria Power Ltd. 7.875% 1/30/29 (b)	454,750	402,255
TOTAL CAYMAN ISLANDS		3,350,717
Chile - 0.6%
Corporacion Nacional del Cobre de Chile (Codelco):
3.7% 1/30/50 (b)	300,000	234,619
3.75% 1/15/31 (b)	300,000	282,750
4.25% 7/17/42 (b)	500,000	425,719
4.5% 8/1/47 (b)	250,000	222,469
Empresa Nacional de Petroleo 4.5% 9/14/47 (b)	440,000	321,695
VTR Comunicaciones SpA 5.125% 1/15/28 (b)	400,000	290,950
TOTAL CHILE		1,778,202
Colombia - 0.1%
Oleoducto Central SA 4% 7/14/27 (b)	350,000	296,581
Guatemala - 0.1%
CT Trust 5.125% 2/3/32 (b)	440,000	385,440
Hong Kong - 0.1%
Lenovo Group Ltd. 3.421% 11/2/30 (b)	495,000	411,523
Indonesia - 0.8%
PT Freeport Indonesia:
5.315% 4/14/32 (b)	250,000	232,813
6.2% 4/14/52 (b)	200,000	176,500
PT Hutama Karya Persero 3.75% 5/11/30 (b)	600,000	557,550
PT Indonesia Asahan Aluminium Tbk:
4.75% 5/15/25 (b)	485,000	486,872
5.45% 5/15/30 (b)	400,000	379,950
PT Pertamina Persero:
4.15% 2/25/60 (b)	365,000	280,890
4.175% 1/21/50 (b)	450,000	364,303
TOTAL INDONESIA		2,478,878
Ireland - 0.0%
SUEK Securities DAC 3.375% 9/15/26 (b)(c)(g)	535,000	26,750
Kazakhstan - 0.2%
KazMunaiGaz National Co.:
3.5% 4/14/33 (b)	400,000	300,600
5.375% 4/24/30 (b)	250,000	228,797
TOTAL KAZAKHSTAN		529,397
Luxembourg - 0.5%
Adecoagro SA 6% 9/21/27 (b)	480,000	432,000
B2W Digital Lux SARL 4.375% 12/20/30 (b)	385,000	288,365
EIG Pearl Holdings SARL 3.545% 8/31/36 (b)	590,000	520,675
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (b)	385,000	308,000
TOTAL LUXEMBOURG		1,549,040
Malaysia - 0.4%
MISC Capital Two (Labuan) Ltd. 3.75% 4/6/27 (b)	380,000	361,483
Petronas Capital Ltd.:
3.5% 4/21/30 (b)	450,000	442,049
4.55% 4/21/50 (b)	400,000	395,692
TOTAL MALAYSIA		1,199,224
Mauritius - 0.3%
AXIAN Telecom 7.375% 2/16/27 (b)	355,000	315,950
CA Magnum Holdings 5.375% (b)(h)	400,000	352,000
HTA Group Ltd. 7% 12/18/25 (b)	400,000	355,200
TOTAL MAURITIUS		1,023,150
Mexico - 2.6%
Comision Federal de Electricid:
3.348% 2/9/31 (b)	450,000	359,381
4.688% 5/15/29 (b)	390,000	359,726
Petroleos Mexicanos:
5.35% 2/12/28	320,000	266,720
6.49% 1/23/27	890,000	805,339
6.5% 3/13/27	185,000	167,129
6.5% 6/2/41	1,170,000	795,308
6.625% 6/15/35	1,675,000	1,219,568
6.7% 2/16/32	415,000	330,859
6.75% 9/21/47	960,000	651,120
6.84% 1/23/30	520,000	438,043
6.875% 10/16/25	150,000	146,685
6.95% 1/28/60	2,175,000	1,468,125
7.69% 1/23/50	2,044,000	1,481,900
TOTAL MEXICO		8,489,903
Morocco - 0.1%
OCP SA 3.75% 6/23/31 (b)	535,000	446,056
Multi-National - 0.2%
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)	690,000	643,425
Netherlands - 0.7%
Kazakhstan Temir Zholy Finance BV 6.95% 7/10/42 (b)	250,000	211,250
Mong Duong Finance Holdings BV 5.125% 5/7/29 (b)	890,000	723,292
Prosus NV:
3.68% 1/21/30 (b)	400,000	337,950
3.832% 2/8/51 (b)	425,000	287,938
4.027% 8/3/50 (b)	350,000	238,503
4.193% 1/19/32 (b)	445,000	380,920
TOTAL NETHERLANDS		2,179,853
Panama - 0.3%
Aeropuerto Internacional de Tocumen SA:
4% 8/11/41 (b)	490,000	407,098
5.125% 8/11/61 (b)	200,000	165,975
Cable Onda SA 4.5% 1/30/30 (b)	580,000	516,925
TOTAL PANAMA		1,089,998
Peru - 0.2%
Camposol SA 6% 2/3/27 (b)	500,000	403,250
Compania de Minas Buenaventura SA 5.5% 7/23/26 (b)	165,000	141,900
TOTAL PERU		545,150
Qatar - 0.6%
Qatar Petroleum:
1.375% 9/12/26 (b)	425,000	393,125
2.25% 7/12/31 (b)	700,000	626,500
3.125% 7/12/41 (b)	650,000	547,544
3.3% 7/12/51 (b)	380,000	317,015
TOTAL QATAR		1,884,184
Saudi Arabia - 0.7%
Saudi Arabian Oil Co.:
3.5% 4/16/29 (b)	450,000	439,875
4.25% 4/16/39 (b)	1,980,000	1,920,600
TOTAL SAUDI ARABIA		2,360,475
Singapore - 0.2%
Medco Bell Pte Ltd. 6.375% 1/30/27 (b)	730,000	648,788
South Africa - 0.6%
Eskom Holdings SOC Ltd.:
6.75% 8/6/23 (b)	1,425,000	1,411,017
7.125% 2/11/25 (b)	650,000	604,825
TOTAL SOUTH AFRICA		2,015,842
Spain - 0.1%
EnfraGen Energia Sur SA 5.375% 12/30/30 (b)	690,000	469,200
Thailand - 0.1%
PTT Treasury Center Co. Ltd. 3.7% 7/16/70 (b)	350,000	247,253
United Arab Emirates - 0.1%
Abu Dhabi National Energy Co. PJSC 4% 10/3/49 (b)	515,000	474,058
United Kingdom - 0.7%
Antofagasta PLC 2.375% 10/14/30 (b)	450,000	355,500
Endeavour Mining PLC 5% 10/14/26 (b)	405,000	331,088
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (b)	400,000	348,825
NAK Naftogaz Ukraine 7.375% 7/19/23 (Reg. S) (g)	400,000	100,000
Tullow Oil PLC:
7% 3/1/25 (b)	840,000	680,820
10.25% 5/15/26 (b)	411,000	382,230
TOTAL UNITED KINGDOM		2,198,463
United States of America - 0.4%
Kosmos Energy Ltd. 7.125% 4/4/26 (b)	575,000	500,250
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (b)	130,000	126,627
Sasol Financing U.S.A. LLC 5.875% 3/27/24	200,000	199,000
Stillwater Mining Co. 4% 11/16/26 (b)	690,000	589,950
TOTAL UNITED STATES OF AMERICA		1,415,827
Uzbekistan - 0.2%
National Bank of Uzbekistan 4.85% 10/21/25 (Reg. S)	350,000	308,284
Uzbekneftegaz JSC 4.75% 11/16/28 (b)	400,000	283,000
TOTAL UZBEKISTAN		591,284
Venezuela - 0.2%
Petroleos de Venezuela SA:
6% 5/16/24 (b)(g)	5,700,000	313,500
6% 11/15/26 (Reg. S) (g)	6,800,000	374,000
TOTAL VENEZUELA		687,500
TOTAL NONCONVERTIBLE BONDS (Cost $56,367,140)		46,132,381

Government Obligations - 17.7%
		Principal Amount (f)	Value ($)
Angola - 0.6%
Angola Republic:
8.25% 5/9/28 (b)		1,020,000	856,800
8.75% 4/14/32 (b)		200,000	161,500
9.5% 11/12/25 (b)		1,155,000	1,074,150
TOTAL ANGOLA			2,092,450
Argentina - 0.8%
Argentine Republic:
0.5% 7/9/30 (i)		3,025,365	713,986
1% 7/9/29		498,666	116,189
1.5% 7/9/35 (i)		3,922,734	870,847
3.875% 1/9/38 (i)		2,011,834	564,319
Buenos Aires Province 3.9% 9/1/37 (b)(i)		1,030,000	310,803
TOTAL ARGENTINA			2,576,144
Armenia - 0.1%
Republic of Armenia 7.15% 3/26/25 (b)		370,000	367,988
Barbados - 0.1%
Barbados Government 6.5% 10/1/29 (b)		310,000	285,029
Benin - 0.2%
Republic of Benin:
4.875% 1/19/32 (b)	EUR	340,000	244,290
5.75% 3/26/26 (b)	EUR	450,000	436,581
6.875% 1/19/52 (b)	EUR	100,000	67,506
TOTAL BENIN			748,377
Brazil - 0.5%
Brazilian Federative Republic:
3.875% 6/12/30		1,390,000	1,249,089
4.75% 1/14/50		505,000	379,476
TOTAL BRAZIL			1,628,565
Cameroon - 0.1%
Cameroon Republic 5.95% 7/7/32 (b)	EUR	360,000	245,668
Chile - 0.5%
Chilean Republic:
2.45% 1/31/31		785,000	694,382
2.75% 1/31/27		220,000	209,550
3.5% 1/31/34		280,000	256,760
4% 1/31/52		200,000	172,700
4.34% 3/7/42		200,000	184,000
TOTAL CHILE			1,517,392
Colombia - 0.8%
Colombian Republic:
3% 1/30/30		915,000	737,604
3.125% 4/15/31		548,000	432,852
5% 6/15/45		805,000	585,788
5.2% 5/15/49		185,000	136,125
6.125% 1/18/41		200,000	167,975
7.375% 9/18/37		650,000	635,903
TOTAL COLOMBIA			2,696,247
Costa Rica - 0.1%
Costa Rican Republic:
5.625% 4/30/43 (b)		250,000	191,375
6.125% 2/19/31 (b)		265,000	254,450
TOTAL COSTA RICA			445,825
Dominican Republic - 1.0%
Dominican Republic:
4.5% 1/30/30 (b)		715,000	614,140
4.875% 9/23/32 (b)		870,000	728,788
5.875% 1/30/60 (b)		680,000	514,590
6% 7/19/28 (b)		400,000	384,950
6% 2/22/33 (b)		425,000	384,306
6.5% 2/15/48 (b)		200,000	166,100
6.85% 1/27/45 (b)		350,000	307,409
TOTAL DOMINICAN REPUBLIC			3,100,283
Ecuador - 0.4%
Ecuador Republic:
1% 7/31/35 (b)		1,385,256	627,521
5% 7/31/30 (b)		985,630	581,707
TOTAL ECUADOR			1,209,228
Egypt - 0.8%
Arab Republic of Egypt:
5.8% 9/30/27 (b)		460,000	309,350
5.875% 2/16/31 (b)		400,000	247,000
7.0529% 1/15/32 (b)		890,000	560,700
7.5% 1/31/27 (b)		150,000	109,500
7.903% 2/21/48 (b)		865,000	486,563
8.5% 1/31/47 (b)		1,160,000	672,800
8.7002% 3/1/49 (b)		400,000	233,000
TOTAL EGYPT			2,618,913
El Salvador - 0.1%
El Salvador Republic:
7.1246% 1/20/50 (b)		560,000	181,055
7.75% 1/24/23 (b)		230,000	199,424
TOTAL EL SALVADOR			380,479
Gabon - 0.1%
Gabonese Republic 7% 11/24/31 (b)		540,000	383,400
Georgia - 0.1%
Georgia Republic 2.75% 4/22/26 (b)		505,000	428,871
Ghana - 0.3%
Ghana Republic:
8.125% 1/18/26 (b)		500,000	332,125
8.627% 6/16/49 (b)		615,000	266,295
10.75% 10/14/30 (b)		400,000	321,000
TOTAL GHANA			919,420
Guatemala - 0.1%
Guatemalan Republic 6.125% 6/1/50 (b)		350,000	332,566
Indonesia - 0.8%
Indonesian Republic:
3.5% 2/14/50		680,000	569,840
3.85% 10/15/30		655,000	644,888
4.2% 10/15/50		900,000	828,099
8.5% 10/12/35 (b)		300,000	387,994
TOTAL INDONESIA			2,430,821
Israel - 0.1%
Israeli State 4.5% 4/3/20		405,000	376,059
Ivory Coast - 0.2%
Ivory Coast:
6.125% 6/15/33 (b)		200,000	162,225
6.375% 3/3/28 (b)		635,000	581,025
TOTAL IVORY COAST			743,250
Jordan - 0.1%
Jordanian Kingdom 7.375% 10/10/47 (b)		280,000	222,390
Kenya - 0.3%
Republic of Kenya:
6.875% 6/24/24 (b)		830,000	717,950
7% 5/22/27 (b)		510,000	376,763
TOTAL KENYA			1,094,713
Lebanon - 0.2%
Lebanese Republic:
5.8% 12/31/49 (g)		1,165,000	74,123
6.375% 12/31/49 (g)		7,090,000	451,101
TOTAL LEBANON			525,224
Mexico - 0.6%
United Mexican States:
2.659% 5/24/31		400,000	342,600
3.25% 4/16/30		400,000	363,950
4.35% 1/15/47		850,000	686,003
4.75% 3/8/44		450,000	392,147
TOTAL MEXICO			1,784,700
Mongolia - 0.1%
Mongolia Government:
3.5% 7/7/27 (b)		220,000	176,024
5.125% 4/7/26 (b)		200,000	177,022
TOTAL MONGOLIA			353,046
Morocco - 0.1%
Moroccan Kingdom:
2.375% 12/15/27 (b)		375,000	324,844
4% 12/15/50 (b)		200,000	134,500
TOTAL MOROCCO			459,344
Nigeria - 0.4%
Republic of Nigeria:
6.125% 9/28/28 (b)		325,000	232,741
6.5% 11/28/27 (b)		705,000	534,038
7.143% 2/23/30 (b)		850,000	608,813
TOTAL NIGERIA			1,375,592
Oman - 1.0%
Sultanate of Oman:
4.75% 6/15/26 (b)		450,000	439,313
5.375% 3/8/27 (b)		395,000	389,569
5.625% 1/17/28 (b)		420,000	418,425
6% 8/1/29 (b)		285,000	283,575
6.25% 1/25/31 (b)		690,000	686,550
6.5% 3/8/47 (b)		1,150,000	997,625
TOTAL OMAN			3,215,057
Pakistan - 0.2%
Islamic Republic of Pakistan:
6% 4/8/26 (b)		880,000	462,097
6.875% 12/5/27 (b)		560,000	287,630
TOTAL PAKISTAN			749,727
Panama - 0.7%
Panamanian Republic:
2.252% 9/29/32		485,000	387,333
3.16% 1/23/30		660,000	597,218
3.298% 1/19/33		540,000	469,260
3.87% 7/23/60		510,000	369,208
4.5% 5/15/47		405,000	339,137
TOTAL PANAMA			2,162,156
Paraguay - 0.2%
Republic of Paraguay:
2.739% 1/29/33 (b)		415,000	341,804
5.4% 3/30/50 (b)		415,000	365,018
TOTAL PARAGUAY			706,822
Peru - 0.7%
Peruvian Republic:
2.783% 1/23/31		1,435,000	1,264,414
3% 1/15/34		260,000	222,820
3.3% 3/11/41		855,000	691,268
TOTAL PERU			2,178,502
Qatar - 1.2%
State of Qatar:
3.75% 4/16/30 (b)		625,000	639,688
4.4% 4/16/50 (b)		1,730,000	1,764,600
4.625% 6/2/46 (b)		600,000	631,500
4.817% 3/14/49 (b)		855,000	914,850
TOTAL QATAR			3,950,638
Romania - 0.4%
Romanian Republic:
3% 2/27/27 (b)		334,000	303,898
3% 2/14/31 (b)		574,000	471,146
3.625% 3/27/32 (b)		334,000	275,091
6.125% 1/22/44 (b)		400,000	375,450
TOTAL ROMANIA			1,425,585
Russia - 0.1%
Ministry of Finance of the Russian Federation 5.1% 3/28/35(Reg. S) (g)		600,000	294,000
Rwanda - 0.2%
Rwanda Republic 5.5% 8/9/31 (b)		700,000	513,100
Saudi Arabia - 0.1%
Kingdom of Saudi Arabia 2.25% 2/2/33 (b)		445,000	392,156
Serbia - 0.1%
Republic of Serbia 2.125% 12/1/30 (b)		455,000	335,563
South Africa - 0.1%
South African Republic 4.85% 9/27/27		400,000	387,825
Sri Lanka - 0.1%
Democratic Socialist Republic of Sri Lanka:
6.2% 5/11/27 (b)(g)		935,000	275,416
7.55% 3/28/30 (b)(g)		50,000	14,681
7.85% 3/14/29 (b)(g)		165,000	48,448
TOTAL SRI LANKA			338,545
Turkey - 1.2%
Turkish Republic:
4.25% 3/13/25		365,000	315,908
4.75% 1/26/26		540,000	453,600
4.875% 10/9/26		820,000	670,760
4.875% 4/16/43		1,005,000	598,163
5.125% 2/17/28		470,000	365,660
5.75% 5/11/47		665,000	413,879
6.125% 10/24/28		220,000	175,560
6.375% 10/14/25		290,000	260,329
8.6% 9/24/27		550,000	512,188
TOTAL TURKEY			3,766,047
Ukraine - 0.3%
Ukraine Government:
0% 5/31/40 (b)(j)		775,000	205,375
6.876% 5/21/29 (b)		200,000	38,700
7.253% 3/15/33 (b)		380,000	71,630
7.375% 9/25/32 (b)		200,000	37,700
7.75% 9/1/23 (b)		830,000	200,030
7.75% 9/1/24 (b)		830,000	172,225
7.75% 9/1/25 (b)		345,000	70,035
7.75% 9/1/26 (b)		560,000	100,800
7.75% 9/1/27 (b)		400,000	72,000
TOTAL UKRAINE			968,495
United Arab Emirates - 0.4%
Emirate of Abu Dhabi:
1.7% 3/2/31 (b)		350,000	307,300
3.125% 4/16/30 (b)		300,000	295,369
Emirate of Dubai 3.9% 9/9/50 (Reg. S)		650,000	471,778
United Arab Emirates 4.05% 7/7/32 (b)		200,000	208,500
TOTAL UNITED ARAB EMIRATES			1,282,947
United States of America - 0.6%
U.S. Treasury Bills, yield at date of purchase 1.6% to 2.44% 9/15/22 to 10/20/22		200,000	199,423
U.S. Treasury Bonds 2.875% 5/15/52		1,827,000	1,767,052
TOTAL UNITED STATES OF AMERICA			1,966,475
Uruguay - 0.2%
Uruguay Republic 5.1% 6/18/50		730,000	777,587
Uzbekistan - 0.1%
Republic of Uzbekistan:
3.7% 11/25/30 (b)		200,000	148,250
3.9% 10/19/31 (b)		240,000	176,400
TOTAL UZBEKISTAN			324,650
Venezuela - 0.2%
Venezuelan Republic 9.25% 9/15/27 (g)		6,200,000	527,000
Zambia - 0.0%
Republic of Zambia 8.97% 7/30/27 (b)		200,000	113,975
TOTAL GOVERNMENT OBLIGATIONS (Cost $82,347,847)			57,718,836

Preferred Securities - 0.8%
	Principal Amount (f)	Value ($)
Cayman Islands - 0.3%
Banco Mercantil del Norte SA 6.75% (b)(h)(j)	400,000	376,575
DP World Salaam 6% (Reg. S) (h)(j)	600,000	601,125
TOTAL CAYMAN ISLANDS		977,700
Georgia - 0.2%
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (h)(j)	700,000	686,000
Mexico - 0.1%
CEMEX S.A.B. de CV 5.125% (b)(h)(j)	400,000	334,000
United Arab Emirates - 0.2%
Emirates NBD Bank PJSC 6.125% (Reg. S) (h)(j)	400,000	393,500
NBK Tier 1 Financing 2 Ltd. 4.5% (b)(h)(j)	400,000	372,825
TOTAL UNITED ARAB EMIRATES		766,325
TOTAL PREFERRED SECURITIES (Cost $3,044,675)		2,764,025

Money Market Funds - 1.7%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (k)	4,559,869	4,560,781
Fidelity Securities Lending Cash Central Fund 2.01% (k)(l)	903,983	904,073
TOTAL MONEY MARKET FUNDS (Cost $5,464,557)		5,464,854

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $347,436,882)	325,200,194
NET OTHER ASSETS (LIABILITIES) - 0.2%	708,824
NET ASSETS - 100.0%	325,909,018

Currency Abbreviations
EUR	-	European Monetary Unit

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $85,040,125 or 26.1% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,891,686 or 0.6% of net assets.

(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Non-income producing - Security is in default.
(h)	Security is perpetual in nature with no stated maturity date.
(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Ant International Co. Ltd. Class C	5/16/18	1,618,120
Creditas Financial Solutions Ltd. Series F	1/28/22	337,976
dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	169,898
Gupshup, Inc.	6/08/21	192,273
Meesho Series F	9/21/21	544,986

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	18,857,299	426,114,130	440,410,648	24,305	1	(1)	4,560,781	0.0%
Fidelity Securities Lending Cash Central Fund 2.01%	1,116,639	5,325,767	5,538,333	15,330	-	-	904,073	0.0%
Total	19,973,938	431,439,897	445,948,981	39,635	1	(1)	5,464,854

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities.Nonconvertible Bonds, Government Obligations and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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